Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
UK R&D tax credit	$8,763	$4,610
Prepaid insurance premium	1,867	3,154
Prepaid research and development	4,493	2,317
VAT recoverable	1,398	1,171
Other current assets	1,047	796
	$17,568	$12,048